Leases - Schedule of Future Minimum Lease Payments to be Received on Non-Cancelable Operating Leases (Detail) ¥ in Millions	Sep. 30, 2015 JPY (¥)
Leases
Minimum lease payments to be received, Total	¥ 10,134
Minimum lease payments to be received, Less than 1 year	1,088
Minimum lease payments to be received, 1 to 2 years	1,075
Minimum lease payments to be received, 2 to 3 years	1,070
Minimum lease payments to be received, 3 to 4 years	1,070
Minimum lease payments to be received, 4 to 5 years	1,070
Minimum lease payments to be received, More than 5 years	¥ 4,761